Lease Liabilities	12 Months Ended
Dec. 31, 2020
Lease Liabilities [Abstract]
Lease Liabilities

25. LEASE LIABILITIES

	2020	2019
Lease Liabilities, Beginning of Year	1,916	1,494
Additions	49	590
Interest Expense (Note 6)	87	82
Lease Payments	(284)	(232)
Terminations	(1)	(11)
Modifications	(2)	-
Re-measurement	(2)	15
Exchange Rate Movements and Other	(6)	(22)
Lease Liabilities, End of Year	1,757	1,916
Less: Current Portion	184	196
Long-Term Portion	1,573	1,720

The Company has lease liabilities for contracts related to office space, railcars, barges, storage assets, drilling and service rigs, and other refining and field equipment. Lease terms are negotiated on an individual basis and contain a wide range of different terms and conditions.

For the years ended December 31,	2020	2019
Variable Lease Payments	16	19
Short-Term Lease Payments	6	13

The Company has variable lease payments related to property taxes for real estate contracts. Short-term leases are leases with terms of twelve months or less.

The Company has included extension options in the calculation of lease liabilities where the Company has the right to extend a lease term at its discretion and is reasonably certain to exercise the extension option. The Company does not have any significant termination options and the residual amounts are not material.